Income Taxes (Detail Textuals) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018
Operating Loss Carryforwards [Line Items]
PRC income tax rate		25.00%
Withholding income tax rate		10.00%
Withholding tax on dividends rate		5.00%
Reduction in deferred tax assets due to change in tax rate			$ 4,400,000
Cumulative tax loss carryforwards		$ 26,800,000
Valuation allowance increased (decreased)		3,000,000
Results of operations, revenue, other		2,300,000
Deferred tax liabilities				$ 700,000
Capital loss carryover available To offset future capital gains expires in 2024		400,000
Income tax benefit	$ (86,405)	$ (40,244)
Income tax expense related to current operations	4,750,449
Benefit from reduction in deferred tax valuation allowance	$ 4,836,854
Effective income tax rate	1.00%	0.00%	0.00%
U.S domestic
Operating Loss Carryforwards [Line Items]
Cumulative tax loss carryforwards		$ 38,900,000
Income tax benefit		(40,244)
Foreign
Operating Loss Carryforwards [Line Items]
Cumulative tax loss carryforwards		$ 28,300,000